Borrowings - Schedule of Borrowings (Details) - USD ($)		Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Particulars
Current		$ 63,712		$ 396,206		$ 1,728,190
Non current		2,216,366		678,436		769,795
Total		2,280,079		1,074,642
Vehicle loan from Bank & financial institution [Member]
Particulars
Current	[1]			31,943		10,044
Non current		2,142,473.51		62,256
Total		2,142,473.51		94,199
Term Loans from a Bank [Member]
Particulars
Current	[2]			161,129		227,983
Non current		73,892.88		616,180
Total		73,892.88		777.309
secured borrowings [Member]
Particulars
Current				193,072
Non current		2,216,366		678,436
Total		2,216,366		871,508
Senior Convertible Debt [Member]
Particulars
Current
Total
Loan from the Related Parties [Member]
Particulars
Current	[3]	6,191
Total	[3]	6,191
Loan from Directors [Member]
Particulars
Current		43,279	[3]	164,124	[3]	1,459,144
Total	[3]	43,279		164,124
Cash Credit Facility [Member]
Particulars
Current		14,241		39,010
Total		$ 14,241		$ 39,010

[1]	i. The Company has an existing vehicle loan from a financial institution, secured by hypothecation of the respective vehicle. The loan is repayable in 36 equal monthly installments, of which 6 installments remain outstanding as at March 31, 2025. The loan carries an interest rate of 8.5% per annum.ii. During the year, the Company availed a new vehicle loan, also secured by the respective vehicle. The loan is repayable in 39 equal monthly installments, with 35 installments outstanding as at March 31, 2025. The applicable interest rate is 8.93% per annum.
[2]	The company has taken a fresh loan from the bank with a total limit of $ 3,000,000 (approx.), out of which the bank has disbursed $ 777,452. The loan is repayable in 50 monthly instalments. The loan carries an interest rate of 9.5% (Floating), Security offered for the Bank term Loan was as under:
[3]	Loan from directors and relatives are interest free and is repayable on demand.